Real Estate, Property and Equipment, Net (Tables) (Allied Integral United Inc)	12 Months Ended
Dec. 31, 2020
Allied Integral United Inc [Member]
Schedule of Real Estate, Property and Equipment

Memory Care Facilities and corporate:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land		$1,940,389	$1,940,389
Building and building improvements	39 years	7,277,693	7,124,278
Furniture, fixtures and equipment	3-7 years	2,588,781	2,401,012
Total		11,806,863	11,465,679
Less accumulated depreciation		(2,953,579)	(2,354,819)
Real estate, property and equipment, net		$8,853,284	$9,110,860

Non-core businesses classified as assets held for sale:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land and land improvements		$4,288,915	$8,250,908
Building and building improvements	39 years	5,898,419	16,219,171
Furniture, fixtures and equipment	5-7 years	2,099,568	3,252,996
Other	3-5 years	200,969	342,521
Total		12,487,871	28,065,596
Less accumulated depreciation		(4,175,035)	(8,325,308)
Real estate, property and equipment, net		$8,312,836	$19,740,288